Segment Reporting (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 segment
Segment Reporting [Line Items]
Number of operating segments | segment				3	2
Net revenues
Total net revenues		$ 2,619,051	$ 1,918,144	$ 900,702
Cost of revenues	[1]	(1,781,150)	(1,378,146)	(656,920)
Gross profit		837,901	539,998	243,782
Operating expenses
Research and development expenses	[1]	(279,781)	(302,818)	(236,504)
Sales and marketing expenses	[1]	(468,407)	(505,389)	(404,495)
General and administrative expenses	[1]	(221,731)	(146,666)	(135,564)
Total operating expenses		(969,919)	(954,873)	(776,563)
Gain on disposal of business		4,959	0	11,754
Other income		20,376	8,095	5,674
Operating income (loss)		(106,683)	(406,780)	(515,353)
Interest expense		(14,475)	(75,555)	(38,114)
Interest income and investment income		91,233	89,078	61,747
Foreign currency exchange (losses) gains, net		(13,377)	(17,472)	1,295
Gain on disposal and deemed disposal of investments		(23,762)	272,281	0
Loss on disposal and deemed disposal of investments		(23,762)
Loss on fair value changes of investment		(15,435)	160,849	397,960
(Loss) gain on extinguishment of debt and derivative		5,291	(6,277)	(2,277)
(Loss) gain on extinguishment of debt and derivative		5,291	(6,277)	(2,277)
Other non-operating expenses		(381)	(2,467)	0
Income (loss) before income tax expenses		(77,589)	13,657	(94,742)
Income tax (expenses) benefits		(25,745)	(27,825)	20,098
Income (loss) before share of income (loss) in equity method investments, net of income taxes		(103,334)	(14,168)	(74,644)
Share of income (loss) in equity method investments, net of income taxes		(26,217)	(7,634)	5,974
Net income (loss) from continuing operations		(129,551)	(21,802)	(68,670)
Share-based compensation		33,382	92,160	76,356
Cost of revenues [Member]
Operating expenses
Share-based compensation		8,089	5,797	5,932
Research and development expenses
Operating expenses
Share-based compensation		24,053	42,646	52,611
Sales and marketing expenses [Member]
Operating expenses
Share-based compensation		1,285	1,311	724
General and administrative expenses [Member]
Operating expenses
Share-based compensation		(45)	42,406	17,089
Live streaming
Net revenues
Total net revenues		2,476,790	1,815,826	769,148
Others [Member]
Net revenues
Total net revenues		142,261	102,318	131,554
Bigo [Member]
Net revenues
Total net revenues		2,323,758	1,732,811	716,329
Cost of revenues		(1,539,188)	(1,207,124)	(505,643)
Gross profit		784,570	525,687	210,686
Operating expenses
Research and development expenses		(204,597)	(194,122)	(141,553)
Sales and marketing expenses		(402,476)	(446,521)	(297,713)
General and administrative expenses		(56,827)	(85,685)	(47,800)
Total operating expenses		(663,900)	(726,328)	(487,066)
Gain on disposal of business		0
Other income		6,929	3,550	1,390
Operating income (loss)		127,599	(197,091)	(274,990)
Interest expense		(3,460)	(7,892)	(4,584)
Interest income and investment income		1,316	155	389
Foreign currency exchange (losses) gains, net		(12,444)	(17,035)	1,967
Gain on disposal and deemed disposal of investments			0
Loss on disposal and deemed disposal of investments		0
Loss on fair value changes of investment		0	0
(Loss) gain on extinguishment of debt and derivative		(52)	(281)
Other non-operating expenses		0	(889)
Income (loss) before income tax expenses		112,959	(223,033)	(277,218)
Income tax (expenses) benefits		(9,153)	9,425	19,605
Income (loss) before share of income (loss) in equity method investments, net of income taxes		103,806	(213,608)	(257,613)
Share of income (loss) in equity method investments, net of income taxes		0	0
Net income (loss) from continuing operations		103,806	(213,608)	(257,613)
Bigo [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation		5,974	4,094	4,084
Bigo [Member] | Research and development expenses
Operating expenses
Share-based compensation		17,179	33,795	43,625
Bigo [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation		654	706	617
Bigo [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation		(5,297)	33,668	4,720
Bigo [Member] | Live streaming
Net revenues
Total net revenues		2,231,366	1,659,311	657,788
Bigo [Member] | Others [Member]
Net revenues
Total net revenues		92,392	73,500	58,541
All other [Member]
Net revenues
Total net revenues		295,360	185,333	184,373
Cost of revenues		(242,029)	(171,022)	(151,277)
Gross profit		53,331	14,311	33,096
Operating expenses
Research and development expenses		(75,184)	(108,696)	(94,951)
Sales and marketing expenses		(65,931)	(58,868)	(106,782)
General and administrative expenses		(164,904)	(60,981)	(87,764)
Total operating expenses		(306,019)	(228,545)	(289,497)
Gain on disposal of business		4,959		11,754
Other income		13,447	4,545	4,284
Operating income (loss)		(234,282)	(209,689)	(240,363)
Interest expense		(13,468)	(72,474)	(37,970)
Interest income and investment income		92,370	93,734	65,798
Foreign currency exchange (losses) gains, net		(933)	(437)	(672)
Gain on disposal and deemed disposal of investments			272,281
Loss on disposal and deemed disposal of investments		(23,762)
Loss on fair value changes of investment		(15,435)	160,849	397,960
(Loss) gain on extinguishment of debt and derivative		5,343	(5,996)	(2,277)
Other non-operating expenses		(381)	(1,578)
Income (loss) before income tax expenses		(190,548)	236,690	182,476
Income tax (expenses) benefits		(16,592)	(37,250)	493
Income (loss) before share of income (loss) in equity method investments, net of income taxes		(207,140)	199,440	182,969
Share of income (loss) in equity method investments, net of income taxes		(26,217)	(7,634)	5,974
Net income (loss) from continuing operations		(233,357)	191,806	188,943
All other [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation		2,115	1,703	1,848
All other [Member] | Research and development expenses
Operating expenses
Share-based compensation		6,874	8,851	8,986
All other [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation		631	605	107
All other [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation		5,252	8,738	12,369
All other [Member] | Live streaming
Net revenues
Total net revenues		245,424	156,515	111,360
All other [Member] | Others [Member]
Net revenues
Total net revenues		49,936	28,818	73,013
Elimination
Net revenues
Total net revenues		(67)	0
Cost of revenues		67	0
Gross profit		0	0
Operating expenses
Research and development expenses		0	0
Sales and marketing expenses		0	0
General and administrative expenses		0	0
Total operating expenses		0	0
Gain on disposal of business		0
Other income		0	0
Operating income (loss)		0	0
Interest expense		2,453	4,811	4,440
Interest income and investment income		(2,453)	(4,811)	$ (4,440)
Foreign currency exchange (losses) gains, net		0	0
Gain on disposal and deemed disposal of investments			0
Loss on disposal and deemed disposal of investments		0
Loss on fair value changes of investment		0	0
(Loss) gain on extinguishment of debt and derivative		0	0
Other non-operating expenses		0	0
Income (loss) before income tax expenses		0	0
Income tax (expenses) benefits		0	0
Income (loss) before share of income (loss) in equity method investments, net of income taxes		0	0
Share of income (loss) in equity method investments, net of income taxes		0	0
Net income (loss) from continuing operations		0	0
Elimination | Live streaming
Net revenues
Total net revenues		0	0
Elimination | Others [Member]
Net revenues
Total net revenues		$ (67)	$ 0

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows